Variable Interest And Securitization Entities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 849	$ 818
Commercial Mortgage Loan Securitization Entity Required to be Consolidated
Variable Interest Entity [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	40	40
Variable Interest Entity, Consolidated, Carrying Amount, Assets	91	115
Commercial Mortgage Loan Securitization Entity Two Required to be Consolidated
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	$ 327	$ 397